Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2023
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Selling and Administrative Expenses
31.	Selling and Administrative Expenses

(a)	Other administrative expenses
Other administrative expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Wages and salaries	￦	941,824	1,075,873	1,156,456
Expenses related to post-employment benefit s		142,606	84,582	92,667
Other employee benefits		207,074	230,909	273,482
Travel		18,916	39,661	47,945
Depreciation		144,037	148,639	159,836
Amortization		87,232	90,069	96,004
Communication		9,898	10,890	11,956
Electricity		7,398	9,563	12,242
Taxes and public dues		85,808	95,976	100,639
Rental		28,682	36,732	48,243
Repairs		12,604	17,343	17,787
Entertainment		10,186	13,741	15,490
Advertising		89,218	103,551	107,223
Research & development		123,092	179,714	175,167
Service fees		187,271	225,072	234,815
Vehicles maintenance		5,336	7,102	7,660
Industry association fee		9,691	11,624	11,096
Conference		14,479	20,259	19,876
Others		84,457	78,666	81,103

	￦	2,209,809	2,479,966	2,669,687

(b)	Selling expenses
Selling expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Freight and custody	￦	192,973	77,427	55,531
Operating expenses for distribution center		7,382	2,507	4,534
Sales commissions		65,404	75,012	68,138
Sales advertising		3,620	5,782	4,083
Sales promotion		6,264	19,388	9,503
Sample		2,164	2,052	2,234
Sales insurance premium		41,069	39,018	31,622
Contract cost		61,450	57,661	46,140
Others		12,749	15,635	11,794

	￦	393,075	294,482	233,579